CONSOLIDATED FINANCIAL STATEMENT DETAILS - Revenue and Long-Lived Assets (Details) - Vimeo Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 89,422	$ 56,968	$ 283,218	$ 196,015
Leasehold improvements and equipment, net	3,320		3,321	2,997
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	48,141	$ 29,612	139,826	100,275
Leasehold improvements and equipment, net	$ 2,465		$ 2,549	$ 2,766
United States | Revenue Benchmark | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percent (greater than)	10.00%	10.00%	10.00%	10.00%
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 41,281	$ 27,356	$ 143,392	$ 95,740
Leasehold improvements and equipment, net	$ 855		$ 772	$ 231